Litigations - Judicial deposits (Details) $ in Millions, R$ in Billions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Judicial deposits
Deposits with court	$ 1,220		$ 1,268
Bank guarantees for judicial deposits	2,000	R$ 11.2
Tax litigation
Judicial deposits
Deposits with court	957		988
Civil litigation
Judicial deposits
Deposits with court	100		85
Labor litigation
Judicial deposits
Deposits with court	141		177
Environmental litigation
Judicial deposits
Deposits with court	$ 22		$ 18